Share Capital - Schedule of Classes of Share Capital (Details) - CNY (¥) ¥ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	¥ 43,678	¥ 37,772	¥ 37,772
Issuance of ordinary shares		12
Shares held for share award schemes	(31)	(19)
Repurchase Of Shares	(134)
Ending balance	¥ 49,316	¥ 41,024	¥ 43,678
Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Balance, shares	3,355,065,938	3,265,986,486	3,265,986,486
Issuance of ordinary shares		280,512
Number of shares allotted for share award schemes		88,798,940
Balance, shares	3,355,065,938	3,355,065,938	3,355,065,938
Beginning balance	¥ 2	¥ 2	¥ 2
Ending balance	2	2	2
Additional Paid-In Capital
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	34,425	33,776	33,776
Issuance of ordinary shares		12
Value of employee service	320	378
Ending balance	34,745	34,166	34,425
Shares Held for Share Award Schemes
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	(31)
Shares held for share award schemes	(31)	(19)
Ending balance	(62)	¥ (19)	¥ (31)
Treasury shares
Disclosure Of Classes Of Share Capital [Line Items]
Repurchase Of Shares	(134)
Ending balance	¥ (134)